31. HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Pretax profit (loss)	R$ (14,086,659)	R$ (8,744,176)	R$ 19,927,698
Non-cash items
Fair value adjustment to borrowings and financing	(1,746,789)	527,465	(13,928,659)
Present value adjustment to other liabilities	193,248	59,214	(1,167,043)
Transaction with derivative financial instruments	134,987	(55,025)
Depreciation and amortization	4,341,705	4,537,583	4,014,467
Provision for (reversal of) onerous contract			4,883,620
Impairment loss (reversal)	(1,129,708)	2,111,022	291,758
Provisions/(Reversals)	578,239	211,690	90,089
Loss of write-off of capital asset, resulting from asset disposals	(119,921)	129,438	215,398
Concession Agreement Extension Fee - ANATEL	313,798	374,752	80,550
Employee and management profit sharing	345,556	190,187	176,873
Tax recovery	(391,461)	(3,617,919)
Other	(244,190)	(432,909)	(632,817)
Adjustments to reconcile profit (loss)	(389,761)	(36,316)	1,523,262
Changes in assets and liabilities
Accounts receivable	848,659	(376,241)	(177,133)
Inventories	(51,982)	(21,113)	(48,280)
Taxes	1,416,573	1,322,267	121,951
Trade payables	105,315	(678,046)	(860,900)
Payroll, related taxes and benefits	(245,315)	(313,169)	(253,902)
Provisions	(640,505)	(462,299)	(434,974)
Changes in assets and liabilities held for sale	485,858	(29,829)	(257,643)
Other assets and liabilities	(111,625)	(252,683)	525,660
Licenses and concessions	(41,209)	(127,313)
Financial charges paid - debt	(805,975)	(926,910)	(19,215)
Financial charges paid - other	(151,639)	(60,909)	(2,884)
Income tax and social contribution paid - Company	(33,436)	(85,680)	(495,038)
Income tax and social contribution paid - third parties	(78,540)	(159,966)	(188,445)
Cash flows from operating activities - continuing operations	787,233	(2,168,066)	(655,285)
Cash flows from operating activities - discontinued operations	3,619,470	4,358,169	3,517,821
Net cash generated by operating activities	4,406,703	2,190,103	2,862,536
Cash flows from investing activities
Judicial deposits	(194,651)	(472,111)	(775,647)
Redemption of judicial deposits	646,875	716,344	1,083,043
Cash flows from investing activities - continuing operations	1,098,144	(3,580,463)	(3,227,872)
Cash flows from investing activities - discontinued operations	(4,241,818)	(3,270,215)	(1,689,003)
Net cash used in investing activities	(3,143,674)	(6,850,678)	(4,916,875)
Cash flows from financing activities
Repayment of principal of borrowings, financing, and derivatives	(11,267)	(11,824)	(161,884)
Proceeds from (repayments of) derivative financial instrument transactions	(119,551)	72,113
Capital increase		4,000,000
Commitment to investors premium		(58,489)
Payments of obligation for licenses and concessions			(1,491)
Share buyback		(2,572)
Payment of dividends and interest on capital		(437)	(54)
Exercise of warrants			4,580
Lease payment	(596,597)	(540,838)
Cash flows from financing activities - continuing operations	1,676,812	3,306,233	(424,208)
Cash flows from financing activities - discontinued operations	(877,182)	(949,042)	(136)
Net cash generated by financing activities	799,630	2,357,191	(424,344)
Foreign exchange differences on cash equivalents	205,014		1,328
Cash flows for the period	2,025,996	(2,303,384)	(2,477,355)
Cash and cash equivalents
Closing balance	4,107,941	2,081,945	4,385,329
Opening balance	2,081,945	4,385,329	6,862,684
Changes in the period	2,025,996	(2,303,384)	(2,477,355)
Previously stated [member]
Cash flows from operating activities
Pretax profit (loss)		(9,087,088)	21,340,608
Non-cash items
Charges, interest income, monetary corrections, and exchange differences		3,606,618	(2,043,357)
Fair value adjustment to borrowings and financing		527,465	(13,928,659)
Present value adjustment to other liabilities		59,214	(1,167,043)
Gain on the restructuring of third-party borrowings			(11,054,800)
Transaction with derivative financial instruments		(55,025)
Depreciation and amortization		6,873,945	5,811,123
Provision for (reversal of) onerous contract		1,230,820	4,883,620
Impairment loss (reversal)		2,111,022	291,758
Estimated loss on doubtful debts		489,396	851,271
Provisions/(Reversals)		216,438	93,026
Share of results of investees		5,174	13,492
Loss of write-off of capital asset, resulting from asset disposals		129,438	215,398
Concession Agreement Extension Fee - ANATEL		359,465	68,333
Employee and management profit sharing		260,207	237,253
Tax recovery		(3,617,919)
Monetary corrections to provisions/(reversals)		1,620,378	226,870
Monetary corrections to tax refinancing program		16,159	28,079
Other		(432,879)	(637,251)
Adjustments to reconcile profit (loss)		4,312,828	5,229,721
Changes in assets and liabilities
Accounts receivable		(306,240)	(365,771)
Inventories		(21,113)	(48,280)
Taxes		1,322,267	121,951
Increases/decreases in cash investments		40,141	(87,744)
Trade payables		(678,046)	(860,900)
Payroll, related taxes and benefits		(313,169)	(253,902)
Provisions		(462,299)	(434,974)
Changes in assets and liabilities held for sale		(29,829)	(257,643)
Other assets and liabilities		(252,683)	525,660
Licenses and concessions		(127,313)
Financial charges paid - debt		(926,910)	(19,215)
Financial charges paid - other		(121,885)	(2,884)
Income tax and social contribution paid - Company		(85,680)	(495,038)
Income tax and social contribution paid - third parties		(159,966)	(188,445)
Cash flows from operating activities - continuing operations
Cash flows from operating activities - discontinued operations
Net cash generated by operating activities		2,190,103	2,862,536
Cash flows from investing activities
Purchases of tangibles and intangibles		(7,425,513)	(5,246,241)
Proceeds from the sale of investments and capital assets		106,097	22,276
Dividends received from investments abroad		226,525
Judicial deposits		(477,010)	(775,953)
Redemption of judicial deposits		719,223	1,083,043
Cash flows from investing activities - continuing operations
Cash flows from investing activities - discontinued operations
Net cash used in investing activities		(6,850,678)	(4,916,875)
Cash flows from financing activities
Repayment of principal of borrowings, financing, and derivatives		(11,824)	(161,884)
Proceeds from (repayments of) derivative financial instrument transactions		72,113
Capital increase		4,000,000
Commitment to investors premium		(58,489)
Payments of obligation for licenses and concessions			(1,491)
Share buyback		(2,572)
Tax refinancing program		(151,862)	(265,495)
Payment of dividends and interest on capital		(437)	(54)
Exercise of warrants			4,580
Lease payment		(1,489,738)
Cash flows from financing activities - continuing operations
Cash flows from financing activities - discontinued operations
Net cash generated by financing activities		2,357,191	(424,344)
Foreign exchange differences on cash equivalents			1,328
Cash flows for the period		(2,303,384)	(2,477,355)
Cash and cash equivalents
Closing balance		2,081,945	4,385,329
Opening balance	2,081,945	4,385,329	6,862,684
Changes in the period		(2,303,384)	(2,477,355)
Discontinued operations [member]
Cash flows from operating activities
Pretax profit (loss)		(342,912)	1,412,910
Non-cash items
Charges, interest income, monetary corrections, and exchange differences		844,218	(187)
Depreciation and amortization		2,336,362	1,796,656
Provision for (reversal of) onerous contract		1,230,820
Estimated loss on doubtful debts		260,295	260,884
Provisions/(Reversals)		4,748	2,937
Concession Agreement Extension Fee - ANATEL		(15,287)	(12,217)
Employee and management profit sharing		70,020	60,380
Monetary corrections to provisions/(reversals)		30,827	848
Monetary corrections to tax refinancing program		24	43
Other		30	(4,434)
Adjustments to reconcile profit (loss)		4,419,145	3,517,821
Changes in assets and liabilities
Financial charges paid - other		(60,976)
Cash flows from operating activities - discontinued operations		4,358,169	3,517,821
Cash flows from investing activities
Purchases of tangibles and intangibles		(3,268,195)	(1,688,697)
Judicial deposits		(4,899)	(306)
Redemption of judicial deposits		2,879
Cash flows from investing activities - discontinued operations		(3,270,215)	(1,689,003)
Cash flows from financing activities
Tax refinancing program		(142)	(136)
Lease payment		(948,900)
Cash flows from financing activities - discontinued operations		(949,042)	(136)
Continuing operations [member]
Cash flows from operating activities
Pretax profit (loss)		(8,744,176)	19,927,698
Non-cash items
Charges, interest income, monetary corrections, and exchange differences		2,762,400	(2,043,170)
Fair value adjustment to borrowings and financing		527,465	(13,928,659)
Present value adjustment to other liabilities		59,214	(1,167,043)
Gain on the restructuring of third-party borrowings			(11,054,800)
Transaction with derivative financial instruments		(55,025)
Depreciation and amortization		4,537,583	4,014,467
Provision for (reversal of) onerous contract			4,883,620
Impairment loss (reversal)		2,111,022	291,758
Estimated loss on doubtful debts		229,101	590,387
Provisions/(Reversals)		211,690	90,089
Share of results of investees		5,174	13,492
Loss of write-off of capital asset, resulting from asset disposals		129,438	215,398
Concession Agreement Extension Fee - ANATEL		374,752	80,550
Employee and management profit sharing		190,187	176,873
Tax recovery		(3,617,919)
Monetary corrections to provisions/(reversals)		1,589,551	226,022
Monetary corrections to tax refinancing program		16,135	28,036
Other		(432,909)	(632,817)
Adjustments to reconcile profit (loss)		(106,317)	1,711,900
Changes in assets and liabilities
Accounts receivable		(306,240)	(365,771)
Inventories		(21,113)	(48,280)
Taxes		1,322,267	121,951
Increases/decreases in cash investments		40,141	(87,744)
Trade payables		(678,046)	(860,900)
Payroll, related taxes and benefits		(313,169)	(253,902)
Provisions		(462,299)	(434,974)
Changes in assets and liabilities held for sale		(29,829)	(257,643)
Other assets and liabilities		(252,683)	525,660
Licenses and concessions		(127,313)
Financial charges paid - debt		(926,910)	(19,215)
Financial charges paid - other		(60,909)	(2,884)
Income tax and social contribution paid - Company		(85,680)	(495,038)
Income tax and social contribution paid - third parties		(159,966)	(188,445)
Cash flows from operating activities - continuing operations		(2,168,066)	(655,285)
Cash flows from operating activities - discontinued operations		4,358,169	3,517,821
Net cash generated by operating activities		2,190,103	2,862,536
Cash flows from investing activities
Purchases of tangibles and intangibles		(4,157,318)	(3,557,544)
Proceeds from the sale of investments and capital assets		106,097	22,276
Dividends received from investments abroad		226,525
Judicial deposits		(472,111)	(775,647)
Redemption of judicial deposits		716,344	1,083,043
Cash flows from investing activities - continuing operations		(3,580,463)	(3,227,872)
Cash flows from investing activities - discontinued operations		(3,270,215)	(1,689,003)
Net cash used in investing activities		(6,850,678)	(4,916,875)
Cash flows from financing activities
Repayment of principal of borrowings, financing, and derivatives		(11,824)	(161,884)
Proceeds from (repayments of) derivative financial instrument transactions		72,113
Capital increase		4,000,000
Commitment to investors premium		(58,489)
Payments of obligation for licenses and concessions			(1,491)
Share buyback		(2,572)
Tax refinancing program		(151,720)	(265,359)
Payment of dividends and interest on capital		(437)	(54)
Exercise of warrants			4,580
Lease payment		(540,838)
Cash flows from financing activities - continuing operations		3,306,233	(424,208)
Cash flows from financing activities - discontinued operations		(949,042)	(136)
Net cash generated by financing activities		2,357,191	(424,344)
Foreign exchange differences on cash equivalents			1,328
Cash flows for the period		(2,303,384)	(2,477,355)
Cash and cash equivalents
Closing balance		2,081,945	4,385,329
Opening balance	R$ 2,081,945	4,385,329	6,862,684
Changes in the period		R$ (2,303,384)	R$ (2,477,355)